Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)	Total Revenue (in thousands)
					Total Shareholder Return 10-K Item 5	Peer Group Total Shareholder Return 10-K Item 5
		(1)(2)	(3)(4)	(2)(4)				(5)
2023	$2,136,766	$3,455,757	$1,327,426	$2,034,808	$47.76	$100.02	$(62,255)	$163,914
2022	$2,805,599	$1,018,796	$1,400,390	$738,045	$27.03	$89.90	$(94,660)	$110,248
2021	$3,764,134	$2,287,646	$1,650,917	$989,034	$59.55	$94.03	$(122,725)	$49,950

Named Executive Officers, Footnote	(3) This figure is the average of the summary compensation table total compensation for the non-CEO NEOs in each listed year. The names of the non-PEO NEOs for 2023 are: Steve Pieper, John Shannon, Beth Hecht and Ken Johnson; The names of the non-PEO NEOs for 2022 are: John Shannon and Beth Hecht; The names of the non-PEO NEOs for 2021 are: Barry Deutsch, John Shannon and Beth Hecht.
PEO Total Compensation Amount	$ 2,136,766	$ 2,805,599	$ 3,764,134
PEO Actually Paid Compensation Amount	$ 3,455,757	1,018,796	2,287,646
Adjustment To PEO Compensation, Footnote	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO ($)	$2,136,766	$2,805,599	$3,764,134
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(930,000)	(1,686,000)	(2,495,720)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,762,500	798,000	1,291,664
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	511,614	(606,213)	(330,608)
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	(25,123)	(292,590)	58,176
Compensation Actually Paid to PEO ($)	$3,455,757	$1,018,796	$2,287,646

(2) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting. The valuation assumptions used in the calculation of such amounts are set forth in Note 15 of Xeris' financial statements in its Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on March 6, 2024.

(3) This figure is the average of the summary compensation table total compensation for the non-CEO NEOs in each listed year. The names of the non-PEO NEOs for 2023 are: Steve Pieper, John Shannon, Beth Hecht and Ken Johnson; The names of the non-PEO NEOs for 2022 are: John Shannon and Beth Hecht; The names of the non-PEO NEOs for 2021 are: Barry Deutsch, John Shannon and Beth Hecht.

(4) This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$1,327,426	$1,400,390	$1,650,917
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(604,500)	(667,375)	(702,733)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,145,625	315,875	293,000
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	170,690	(213,426)	(141,228)
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	—	—	90,850
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	(4,433)	(97,419)	(201,772)
Compensation Actually Paid to Non-PEO NEOs ($)	$2,034,808	$738,045	$989,034

(5) Total revenue is the most important financial performance measures used to link Company performance to compensation of our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Non-PEO NEO Average Total Compensation Amount	$ 1,327,426	1,400,390	1,650,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,034,808	738,045	989,034
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO ($)	$2,136,766	$2,805,599	$3,764,134
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(930,000)	(1,686,000)	(2,495,720)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,762,500	798,000	1,291,664
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	511,614	(606,213)	(330,608)
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	(25,123)	(292,590)	58,176
Compensation Actually Paid to PEO ($)	$3,455,757	$1,018,796	$2,287,646

(2) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting. The valuation assumptions used in the calculation of such amounts are set forth in Note 15 of Xeris' financial statements in its Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on March 6, 2024.

(3) This figure is the average of the summary compensation table total compensation for the non-CEO NEOs in each listed year. The names of the non-PEO NEOs for 2023 are: Steve Pieper, John Shannon, Beth Hecht and Ken Johnson; The names of the non-PEO NEOs for 2022 are: John Shannon and Beth Hecht; The names of the non-PEO NEOs for 2021 are: Barry Deutsch, John Shannon and Beth Hecht.

(4) This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$1,327,426	$1,400,390	$1,650,917
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(604,500)	(667,375)	(702,733)
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	1,145,625	315,875	293,000
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	170,690	(213,426)	(141,228)
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	—	—	90,850
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	(4,433)	(97,419)	(201,772)
Compensation Actually Paid to Non-PEO NEOs ($)	$2,034,808	$738,045	$989,034

(5) Total revenue is the most important financial performance measures used to link Company performance to compensation of our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return
Company TSR vs. Peer TSR vs. Compensation Actually Paid
The following graph illustrates the relationship between (i) Company TSR, (ii) Peer Group TSR and (iii) compensation actually paid to our PEO and non-PEO named executive officers for the measurement periods ending on December 31 of each of 2023, 2022 and 2021, respectively.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) our net income for the fiscal years ended on December 31, 2023, 2022, and 2021:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Total Revenue
The following graph illustrates the relationship between (i) compensation actually paid to our PEO and non-PEOs and (ii) total revenue for the fiscal years ended on December 31, 2023, 2022, and 2021:

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer TSR vs. Compensation Actually Paid
The following graph illustrates the relationship between (i) Company TSR, (ii) Peer Group TSR and (iii) compensation actually paid to our PEO and non-PEO named executive officers for the measurement periods ending on December 31 of each of 2023, 2022 and 2021, respectively.

Tabular List, Table	Total Revenue •Operating expenses (excluding cost of goods sold and amortization of intangible assets) •Cash, cash equivalents, and short-term investments
Total Shareholder Return Amount	$ 47.76	27.03	59.55
Peer Group Total Shareholder Return Amount	100.02	89.90	94.03
Net Income (Loss)	$ (62,255,000)	$ (94,660,000)	$ (122,725,000)
Company Selected Measure Amount	163,914,000	110,248,000	49,950,000
Additional 402(v) Disclosure	(2) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting. The valuation assumptions used in the calculation of such amounts are set forth in Note 15 of Xeris' financial statements in its Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on March 6, 2024.(5) Total revenue is the most important financial performance measures used to link Company performance to compensation of our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating expenses (excluding cost of goods sold and amortization of intangible assets)
Measure:: 3
Pay vs Performance Disclosure
Name	Cash, cash equivalents, and short-term investments
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (930,000)	$ (1,686,000)	$ (2,495,720)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,762,500	798,000	1,291,664
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,614	(606,213)	(330,608)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,123)	(292,590)	58,176
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(604,500)	(667,375)	(702,733)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,145,625	315,875	293,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,690	(213,426)	(141,228)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	90,850
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,433)	$ (97,419)	$ (201,772)